Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Net loss	$ 1,900,000	$ 3,400,000
Net loss	15,800,000	1,100,000
Working deficit	2,100,000
Accumulated other comprehensive income	$ 1,991,007		$ 1,548,392
Exception of equity	The balance sheet amounts, with the exception of equity at June 30, 2026 and December 31, 2025 were translated at 6.7851 RMB and 6.9931 RMB to $1, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statements of operations and comprehensive loss for the six months ended June 30, 2026 and 2025 were 6.8624 RMB and 7.2526 RMB to $1, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.
Estimated useful lives	5 years
Contract liabilities	$ 9,544
Additional contract liabilities	126,546
Continuing Operations [Member]
Employee benefits	$ 80,555	$ 116,886
Pure Tech [Member]
Minority shareholders ownership interests	3.00%